Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	52
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$257,437.74

Principal:
Principal Collections	$5,049,109.89
Prepayments in Full	$1,468,373.37
Liquidation Proceeds	$35,532.73
Recoveries	$31,206.56
Sub Total	$6,584,222.55
Collections	$6,841,660.29

Purchase Amounts:
Purchase Amounts Related to Principal	$172,668.88
Purchase Amounts Related to Interest	$1,148.82
Sub Total	$173,817.70

Clean-up Call	$58,726,694.31

Reserve Account Draw Amount	$11,999,998.86

Available Funds - Total	$77,742,171.16

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	52
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$77,742,171.16
Servicing Fee	$54,580.48	$54,580.48	$0.00	$0.00	$77,687,590.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$77,687,590.68
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$77,687,590.68
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$77,687,590.68
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$77,687,590.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$77,687,590.68
Interest - Class B Notes	$42,525.26	$42,525.26	$0.00	$0.00	$77,645,065.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$77,645,065.42
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$77,587,642.09
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$77,587,642.09
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$77,515,417.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$77,515,417.09
Regular Principal Payment	$60,216,489.14	$60,216,489.14	$0.00	$0.00	$17,298,927.95
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$17,298,927.95
Residuel Released to Depositor	$0.00	$17,298,927.95	$0.00	$0.00	$0.00
Total		$77,742,171.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$60,216,489.14
Total					$60,216,489.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$17,416,489.14	$543.42	$42,525.26	$1.33	$17,459,014.40	$544.75
Class C Notes	$21,400,000.00	$1,000.00	$57,423.33	$2.68	$21,457,423.33	$1,002.68
Class D Notes	$21,400,000.00	$1,000.00	$72,225.00	$3.38	$21,472,225.00	$1,003.38
Total	$60,216,489.14	$55.23	$172,173.59	$0.16	$60,388,662.73	$55.39

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	52

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$17,416,489.14	0.5434162	$0.00	0.0000000
Class C Notes	$21,400,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$21,400,000.00	1.0000000	$0.00	0.0000000
Total	$60,216,489.14	0.0552318	$0.00	0.0000000

Pool Information
Weighted Average APR	4.663%	4.706%
Weighted Average Remaining Term	15.99	15.38
Number of Receivables Outstanding	11,294	10,739
Pool Balance	$65,496,579.10	$58,726,694.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$60,216,489.14	$54,099,667.34
Pool Factor	0.0545805	0.0489389

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$4,627,026.97
Targeted Overcollateralization Amount	$4,627,026.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,726,694.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$11,999,998.86
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(11,999,998.86)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	52

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		61	$44,199.92
(Recoveries)		119	$31,206.56
Net Losses for Current Collection Period			$12,993.36
Cumulative Net Losses Last Collection Period			$8,748,959.62
Cumulative Net Losses for all Collection Periods			$8,761,952.98

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.24%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	4.57%	347	$2,681,395.62
61-90 Days Delinquent	0.40%	26	$235,910.97
91-120 Days Delinquent	0.25%	15	$145,744.99
Over 120 Days Delinquent	1.25%	69	$732,127.59
Total Delinquent Receivables	6.46%	457	$3,795,179.17

Repossession Inventory:
Repossessed in the Current Collection Period		4	$28,618.61
Total Repossessed Inventory		5	$59,542.89

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			(0.2596)%
Preceding Collection Period			(0.0869)%
Current Collection Period			0.2510%
Three Month Average			(0.0318)%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.9207%
Preceding Collection Period			0.9386%
Current Collection Period			1.0243%
Three Month Average			0.9612%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer